Other Income (Expense), Net - Schedule of Other Gains (Losses), Net (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Schedule of Other Gains (Losses), Net [Abstract]
Exchange gains (losses), net	$ 1,121,688	$ 144,404	$ (1,317,168)	$ 2,810,699
Loss on disposal of plant and equipment	(189,087)	(24,343)	(67,423)	(486,029)
Donation	(18,425)	(2,372)	(142,791)	(321,970)
Others	(96,300)	(12,397)	(89,670)	14,267
Other gains (losses), net	$ 817,876	$ 105,292	$ (1,617,052)	$ 2,016,967